Summary of Significant Accounting Policies (Details) - Successor [Member] - shares shares in Thousands	1 Months Ended	3 Months Ended	10 Months Ended
	Mar. 31, 2023	Mar. 31, 2024	Dec. 31, 2023
Total	25,457,000	23,255,065	22,838
Stock Options [Member]
Total	1,377,000	1,689,900	985
Restricted Stock Units (RSUs) [Member]
Total		533,165	821
Warrant [Member]
Total	24,080,000	21,032,000	21,032